Earning Per Share	6 Months Ended
Jun. 30, 2026
Earning Per Share [Abstract]
EARNING PER SHARE
NOTE 4:-	EARNING PER SHARE

Basic and diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Share”.

The following table sets forth the computation of basic and diluted net loss per share for the periods presented:

	Six months ended June 30,
	2026	2025

Numerator:
Net loss applicable to shareholders of Ordinary Shares	$(4,601)	$(4,876)

Denominator:
Weighted average shares used in computing basic and diluted net loss per share (*)	3,711,018	1,137,303
Net loss per share of Ordinary Share, basic and diluted	$(1.24)	$(4.29)

(*)	Retroactively adjusted to give effect to the reverse share split, see also note 6.

All outstanding share options and warrants (except for prefunded warrants) for the period ended June 30, 2026 and 2025 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2026	2025

Options	204,465	49,600

Warrants	4,228,828	890,542

Total	4,433,293	940,142